UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Citrone
Title:    Managing Member
Phone:    (203) 838-3188

Signature, Place and Date of Signing:


/s/ Robert Citrone          South Norwalk, Connecticut         February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $1,322,050
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number    Name
---       --------------------    ----

1.        028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                    DISCOVERY CAPITAL MANAGEMENT
                                                              Form 13F
                                                          December 31, 2007
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COL 7         COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE     SHARED NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   161,308    2,627,600 SH            SOLE     NONE    2,627,600   0    0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   103,319    1,683,000     CALL      SOLE     NONE    1,683,000   0    0
APPLE INC                      COM              037833100    97,020      489,800 SH            SOLE     NONE      489,800   0    0
BANCO MACRO SA                 SPON ADR B       05961W105     3,288      132,900 SH            SOLE     NONE      132,900   0    0
BANCOLOMBIA S A                SPON ADR PREF    05968L102    46,383    1,363,400 SH            SOLE     NONE    1,363,400   0    0
BANKUNITED FINL CORP           CL A             06652B103     1,207      175,000 SH            SOLE     NONE      175,000   0    0
BARE ESCENTUALS INC            COM              067511105     5,267      217,200 SH            SOLE     NONE      217,200   0    0
BEAZER HOMES USA INC           COM              07556Q105       743      100,000 SH            SOLE     NONE      100,000   0    0
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     4,997       67,000 SH            SOLE     NONE       67,000   0    0
BRASIL TELECOM SA              SPONS ADR PFD    10553M101     1,426       47,000 SH            SOLE     NONE       47,000   0    0
CHESAPEAKE ENERGY CORP         COM              165167107     5,253      134,000 SH            SOLE     NONE      134,000   0    0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    18,691      668,000 SH            SOLE     NONE      668,000   0    0
COPA HOLDINGS SA               CL A             P31076105    15,223      405,200 SH            SOLE     NONE      405,200   0    0
COSAN LTD                      SHS A            G25343107    11,611      921,526 SH            SOLE     NONE      921,526   0    0
CREDICORP LTD                  COM              G2519Y108    34,480      451,900 SH            SOLE     NONE      451,900   0    0
EMPRESA DIST Y COMERICAL NOR   SPON ADR         29244A102       726       33,000 SH            SOLE     NONE       33,000   0    0
FIRST HORIZON NATL CORP        COM              320517105       599       33,000 SH            SOLE     NONE       33,000   0    0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   176,645    3,109,400 SH            SOLE     NONE    3,109,400   0    0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    37,495      660,000     CALL      SOLE     NONE      660,000   0    0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    53,781      525,000 SH            SOLE     NONE      525,000   0    0
GOOGLE INC                     CL A             38259P508     3,181        4,600 SH            SOLE     NONE        4,600   0    0
GOOGLE INC                     CL A             38259P508    54,765       79,200     CALL      SOLE     NONE       79,200   0    0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    23,677      996,100 SH            SOLE     NONE      996,100   0    0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     9,550      268,100 SH            SOLE     NONE      268,100   0    0
ISHARES INC                    MSCI MALAYSIA    464286830     2,559      201,000 SH            SOLE     NONE      201,000   0    0
JP MORGAN CHASE & CO           COM              46625H100    29,376      673,000 SH            SOLE     NONE      673,000   0    0
MELCO PBL ENTMNT LTD           ADR              585464100     9,075      785,000 SH            SOLE     NONE      785,000   0    0
NOBLE CORPORATION              SHS              G65422100     8,363      148,000 SH            SOLE     NONE      148,000   0    0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    81,417      706,500 SH            SOLE     NONE      706,500   0    0
RESEARCH IN MOTION LTD         COM              760975102    43,659      385,000 SH            SOLE     NONE      385,000   0    0
SANDISK CORP                   COM              80004C101     8,757      264,000 SH            SOLE     NONE      264,000   0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   148,701    5,140,000     PUT       SOLE     NONE    5,140,000   0    0
SEAGATE TECHNOLOGY             SHS              G7945J104        18       18,080 SH            SOLE     NONE       18,080   0    0
SMITHFIELD FOODS INC           COM              832248108    21,805      754,000 SH  CALL      SOLE               754,000   0    0
SONY CORP                      ADR NEW          835699307    41,040      755,800 SH            SOLE     NONE      755,800   0    0
TELEFONOS DE MEXICO S A B      SPON ADR ORD L   879403780     1,529       41,500 SH            SOLE     NONE       41,500   0    0
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105       274        4,878 SH            SOLE     NONE        4,878   0    0
UBS AG                         SHS NEW          H89231338     6,716      146,000 SH            SOLE     NONE      146,000   0    0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    29,324      210,000 SH            SOLE     NONE      210,000   0    0
UNITED STATES STL CORP NEW     COM              912909108    18,802      155,500 SH            SOLE     NONE      155,500   0    0

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